Note 9 - Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Shares Available for Grant	Shares Underlying Options
Balance at January 1, 2020	19,549	1,744,811
Granted	(1,000)	1,000
Exercised	-	-
Cancelled	-	-
Forfeitures	-	-

Balance at March 31, 2020	18,549	1,745,811

	Shares Available for Grant	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at January 1, 2018	1,060,400	733,960	$9.79	$169,495
Granted	(404,000)	404,000	7.49
Exercised	-	(30,000)	2.20
Cancelled	-	-	-
Forfeitures	75,749	(75,749)	7.34

Balance at December 31, 2018	732,149	1,032,211	$8.90	$56,225
Granted	(733,400)	733,400	3.42
Exercised	-	-	-
Cancelled	-	-	-
Forfeitures	20,800	(20,800)	15.10

Balance at December 31, 2019	19,549	1,744,811	$6.53	$1,030,547

Schedule of Nonvested Share Activity [Table Text Block]
	Shares Under Option	Weighted Average Grant Date Fair Value

Unvested at December 31, 2018	42,500	$4.83
Granted	733,400	2.09
Vested	(378,025)	2.41
Forefeitures	-	-
Unvested at December 31, 2019	397,875	$2.03

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
			Outstanding, Vested and Expected to Vest			Options Vested and Excercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Excercisable	Weighted Average Remaining Contractual Life (Years)

$0.875	-	$1.10	26,360	2.75	$1.029	26,360	2.75
$2.275	-	$2.50	38,000	3.87	$2.464	38,000	3.87
$2.95	-	$3.70	774,100	8.07	$3.040	411,525	7.11
$4.95	-	$8.10	539,300	7.73	$6.739	506,500	7.67
$10.00	-	$10.10	54,000	7.30	$10.007	54,000	7.30
$15.10			314,051	6.16	$15.100	310,551	6.21

Totals			1,745,811	7.43	$6.525	1,346,936	6.94

			Outstanding, Vested and Expected to Vest			Options Vested and Excercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Excercisable	Weighted Average Remaining Contractual Life (Years)

$0.875	-	$1.10	26,360	3.00	$1.029	26,360	3.00
$2.275	-	$2.50	38,000	4.12	$2.464	38,000	4.12
$2.95	-	$3.70	774,100	8.32	$3.040	411,525	7.36
$4.50	-	$8.10	538,300	7.97	$6.742	506,500	7.92
$10.00	-	$10.10	54,000	7.55	$10.007	54,000	7.55
$15.10			314,051	6.41	$15.100	310,551	6.46

Totals			1,744,811	7.67	$6.526	1,346,936	7.19

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2019			2018
Common stock fair value	$2.95	-	$5.00	$3.50	-	$8.10
Risk-free interest rate	1.55%	-	2.25%	2.30%	-	2.94%
Expected dividend yield		0			0
Expected Option life (in years)	5.00	-	5.50	1.25	-	5.75
Expected stock price volatility		72%			72%